Stock-based Compensation - Schedule of Stock Options (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding [Roll Forward]
Number of Options Beginning balance	3,000,657	1,416,000
Number of Options Granted	1,172,000	2,172,828	1,444,500
Number of Options Exercised
Number of Options Forfeited	(1,084,462)	(588,171)	(28,500)
Number of Options Ending balance	3,088,195	3,000,657	1,416,000
Number of Options Exercisable, ending balance	287,612
Weighted average exercise price Beginning Balance	$ 9.11	$ 16.24
Weighted average exercise price Granted	$ 1.50	$ 5.54	$ 16.22
Weighted average exercise price Exercised
Weighted average exercise price Forfeited	$ 7.39	$ 13.06	$ 15.61
Weighted average exercise price Ending Balance	$ 6.86	$ 9.11	$ 16.24
Weighted average exercise price Ending Balance, exercisable	$ 14.56
Average remaining contractual life	3 years 5 months 1 day	3 years 11 months 19 days	4 years 4 months 13 days
Aggregate Intrinsic Value Ending balance	$ 37		$ 152
Exercisable, Aggregate Intrinsic Value